INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2014	2013
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421
Backlog	432	432

	50,823	50,823
Accumulated amortization:

Technology	23,299	18,321
Customer relationships	2,795	2,133
Marketing rights and patents	1,327	1,107
Backlog	432	432

	27,853	21,993

	$22,970	$28,830

Schedule of Estimated Amortization Expenses
Year ending December 31,

2015	$5,816
2016	5,771
2017	5,674
2018	3,275
2019	911
2020 and thereafter	1,523

$22,970